EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

EATON VANCE STOCK NEXTSHARES

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

EATON VANCE VT FLOATING-RATE INCOME FUND

Supplement to Statements of Additional Information (“SAIs”) dated May 1, 2021

EATON VANCE TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND NEXTSHARES

Supplement to SAIs dated June 1, 2021

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to SAI dated July 1, 2021

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to SAIs dated January 1, 2022

EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND

Supplement to SAI dated August 1, 2021 as revised January 1, 2022

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

Supplement to SAI dated February 1, 2022

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES

EATON VANCE GLOBAL SMALL-CAP EQUITY FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to SAIs dated March 1, 2022

EATON VANCE GREATER INDIA FUND

Supplement to SAI dated May 1, 2021, as revised March 8, 2022

EATON VANCE FOCUSED GLOBAL OPPORTUNITIES FUND

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to SAIs dated April 1, 2022

(collectively, the “Funds”)

The following change is effective immediately for all Funds:

1.	The following replaces “Temporary Investments” in “Potential Conflicts of Interest”:

Temporary Investments. To more efficiently invest short-term cash balances held by a Fund, the investment adviser may invest such balances on an overnight “sweep” basis in shares of one or more money market funds or other short-term vehicles. It is anticipated that the investment adviser to these money market funds or other short-term vehicles may be the investment adviser (or an affiliate) to the extent permitted by applicable law, including Rule 12d1-1 under the 1940 Act.

April 26, 2022